Share-based payments (Tables)	12 Months Ended
Jun. 30, 2022
Share-based payments [Abstract]
Reconciliation of Outstanding Share Options
Set out below are summaries of options granted under all plans:

	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
	30 June 2022	30 June 2022	30 June 2021	30 June 2021 (restated*)

Outstanding as at 1 July	4,143,415	$3.03	1,492,317	$1.53
Granted during the year	5,126,484	$71.19	2,693,944	$3.91
Forfeited during the year	(259,352)	$8.01	(42,846)	$4.57

Outstanding at the end of the financial year	9,010,547	$41.67	4,143,415	$3.03

Exercisable at the end of the financial year	3,351,327	$3.04	302,000	$2.01

Measurement of Fair Value Arrangements Granted
The following table list the inputs used in measuring the fair value of arrangements granted during the years ended 30 June 2022, 30 June 2021 and 30 June 2020:

Grant date	Dividend yield	Expected volatility	Risk-free interest rate	Expected life (weighted average)	Grant date share price	Exercise price (weighted average)	Fair value (weighted average)	Number of options granted
	%	%	%	years	US$	US$	US$

Employee Share Plan
04 April 2020	-	46%	0.15%	2.28	1.53	1.53	0.39	1,492,317
31 July 2020	-	60%	0.15%	2.00	2.37	2.12	0.83	453,516
10 May 2021	-	90%	0.15%	2.71	7.68	7.64	4.46	240,428

Employee Option Plan
28 July 2021	-	90%	0.15%	7.00	34.73	8.76	31.05	89,541
20 October 2021	-	90%	0.15%	7.00	34.80	36.45	26.50	53,223
17 June 2022	-	122%	0.85%	7.00	3.74	36.45	2.71	7,750

Executive Director Options
20 January 2021	-	60%	0.15%	4.90	2.71	3.86	0.81	2,000,000

Long-term Target Options
14 September 2021	-	90%	1.28%	9.00	34.17	75.00	23.87	4,800,000

NED Option Plan
28 July 2021	-	90%	0.15%	6.58	34.73	8.76	30.80	161,707
21 October 2021	-	90%	0.15%	7.00	34.80	36.45	26.50	14,266